UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21779
______________________________________________________________________________________

JOHN HANCOCK FUNDS II
______________________________________________________________________________________

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

______________________________________________________________________________________
(Address of principal executive offices)                                                                     (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210
______________________________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

John Hancock

MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

9.30.2007

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.97%
JOHN HANCOCK FUNDS II - 91.86%
All Cap Value (Lord, Abbett)	4,070,484	$73,228,002
Blue Chip Growth (T. Rowe Price)	8,382,268	185,583,410
Capital Appreciation (Jennison)	16,274,281	185,852,284
Core Equity (Legg Mason)	8,812,411	145,669,161
Emerging Growth (MFC Global U.S.)	3,903,534	72,878,973
Emerging Markets Value (DFA)	9,605,359	113,631,398
Equity-Income (T. Rowe Price)	3,573,752	71,546,521
Fundamental Value (Davis)	8,054,193	145,378,178
International Equity Index (SSgA)	6,228,549	149,298,313
International Opportunities (Marsico)	7,175,083	152,901,014
International Small Cap (Templeton)	3,679,924	92,071,690
International Small Company (DFA)	7,770,896	91,618,867
International Value (Templeton)	12,702,360	258,620,052
Large Cap (UBS)	4,326,955	71,351,480
Large Cap Value (BlackRock)	1,323,124	35,658,184
Mid Cap Index (MFC Global U.S.A.)	4,999,139	108,681,289
Mid Cap Intersection (Wellington)	14,833,617	145,814,455
Mid Cap Stock (Wellington)	3,704,402	75,384,578
Mid Cap Value (Lord, Abbett)	3,348,050	71,748,719
Mid Cap Value Equity (RiverSource)	3,006,296	35,684,729
Natural Resources (Wellington)	3,222,524	152,876,557
Quantitative Value (MFC Global U.S.A.)	5,966,549	108,233,202
Small Cap (Independence)	4,437,592	73,486,520
Small Cap Index (MFC Global U.S.A.)	4,144,277	71,778,873
Small Cap Intrinsic Value (MFC Global U.S.)	4,632,982	73,664,415
Small Company (American Century)	4,206,878	71,516,927
Small Company Value (T. Rowe Price)	4,142,868	107,673,145
U.S. Global Leaders Growth (Sustainable
Growth)	5,180,129	73,506,027
U.S. Multi Sector (GMO)	22,199,786	254,187,545
Value & Restructuring (Excelsior)	2,663,970	35,936,956
Vista (American Century)	4,921,040	75,980,851

		3,381,442,315
JOHN HANCOCK FUNDS III - 8.11%
International Core (GMO)	6,090,755	298,629,725

TOTAL INVESTMENT COMPANIES (Cost $3,059,216,859)		$3,680,072,040

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,059,216,859) - 99.97%		$3,680,072,040
Other Assets in Excess of Liabilities - 0.03%		1,011,788

TOTAL NET ASSETS - 100.00%		$3,681,083,828

Lifestyle Growth Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.97%
JOHN HANCOCK FUNDS II - 93.87%
All Cap Core (Deutsche)	26,912,662	$307,342,604
All Cap Growth (AIM)	5,146,611	104,115,941

Lifestyle Growth Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Blue Chip Growth (T. Rowe Price)	19,057,766	$421,938,928
Capital Appreciation (Jennison)	37,238,222	425,260,498
Core Equity (Legg Mason)	18,699,849	309,108,512
Emerging Markets Value (DFA)	17,861,500	211,301,541
Equity-Income (T. Rowe Price)	15,362,584	307,558,938
Fundamental Value (Davis)	22,924,637	413,789,692
Global Bond (PIMCO)	14,231,475	216,176,104
Global Real Estate (Deutsche)	8,652,581	102,706,136
High Income (MFC Global U.S.)	9,414,247	100,073,451
High Yield (WAMCO)	52,294,528	518,238,775
International Equity Index (SSgA)	8,731,856	209,302,591
International Opportunities (Marsico)	20,216,895	430,822,039
International Small Cap (Templeton)	6,210,321	155,382,240
International Small Company (DFA)	13,124,120	154,733,373
International Value (Templeton)	20,479,684	416,966,371
Large Cap (UBS)	6,063,504	99,987,179
Large Cap Value (BlackRock)	3,714,268	100,099,534
Mid Cap Index (MFC Global U.S.A.)	9,366,291	203,623,163
Mid Cap Intersection (Wellington)	20,753,686	204,008,735
Mid Cap Stock (Wellington)	10,378,775	211,208,080
Mid Cap Value (Lord, Abbett)	4,658,578	99,833,321
Mid Cap Value Equity (RiverSource)	8,425,297	100,008,273
Natural Resources (Wellington)	6,891,286	326,922,594
Quantitative Value (MFC Global U.S.A.)	22,672,274	411,275,054
Real Estate Equity (T. Rowe Price)	7,199,662	81,356,177
Real Return Bond (PIMCO)	24,117,182	317,140,937
Small Cap (Independence)	6,165,619	102,102,647
Small Cap Intrinsic Value (MFC Global U.S.)	6,417,776	102,042,636
Small Cap Opportunities (Munder)	8,448,316	204,956,138
Small Company Growth (AIM)	7,419,906	100,613,919
Small Company Value (T. Rowe Price)	3,816,465	99,189,914
Spectrum Income (T. Rowe Price)	19,710,755	208,342,686
Strategic Bond (WAMCO)	8,976,934	103,952,892
Strategic Income (MFC Global U.S.)	10,198,603	104,535,682
Total Return (PIMCO)	30,220,960	417,955,877
U.S. Global Leaders Growth (Sustainable
Growth)	22,488,302	319,109,011
U.S. High Yield Bond (Wells Capital)	7,973,898	102,863,288
U.S. Multi Sector (GMO)	63,251,109	724,225,201
Value & Restructuring (Excelsior)	7,454,507	100,561,295
Vista (American Century)	6,887,839	106,348,230

		9,757,080,197
JOHN HANCOCK FUNDS III - 6.10%
International Core (GMO)	12,944,066	634,647,576

TOTAL INVESTMENT COMPANIES (Cost $8,994,608,175)		$10,391,727,773

Total Investments (Lifestyle Growth Portfolio)
(Cost $8,994,608,175) - 99.97%		$10,391,727,773
Other Assets in Excess of Liabilities - 0.03%		2,733,140

TOTAL NET ASSETS - 100.00%		$10,394,460,913

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.98%
JOHN HANCOCK FUNDS II - 95.91%
Active Bond (MFC Global U.S./Declaration)	20,134,986	$191,282,366
All Cap Core (Deutsche)	16,588,300	189,438,387
Blue Chip Growth (T. Rowe Price)	35,387,788	783,485,637
Core Bond (Wells Capital)	15,471,684	192,467,744
Core Equity (Legg Mason)	17,409,814	287,784,220
Emerging Markets Value (DFA)	16,307,490	192,917,610
Equity-Income (T. Rowe Price)	14,292,043	286,126,699
Fundamental Value (Davis)	15,947,491	287,852,221
Global Bond (PIMCO)	19,271,965	292,741,146
Global Real Estate (Deutsche)	24,393,508	289,550,936
High Income (MFC Global U.S.)	17,516,369	186,198,998
High Yield (WAMCO)	86,170,690	853,951,539
International Opportunities (Marsico)	9,285,553	197,875,136
International Small Cap (Templeton)	5,671,910	141,911,183
International Value (Templeton)	16,411,508	334,138,302
Large Cap (UBS)	11,460,992	188,991,759
Large Cap Value (BlackRock)	10,655,500	287,165,735
Mid Cap Index (MFC Global U.S.A.)	4,208,258	91,487,527
Mid Cap Stock (Wellington)	4,754,463	96,753,327
Natural Resources (Wellington)	6,187,058	293,514,023
Quantitative Value (MFC Global U.S.A.)	10,430,600	189,211,086
Real Estate Equity (T. Rowe Price)	11,111,988	125,565,467
Real Return Bond (PIMCO)	36,578,022	481,000,990
Small Company Growth (AIM)	6,798,117	92,182,470
Small Company Value (T. Rowe Price)	3,491,313	90,739,217
Spectrum Income (T. Rowe Price)	45,089,578	476,596,838
Strategic Bond (WAMCO)	16,454,091	190,538,371
Strategic Income (MFC Global U.S.)	18,697,181	191,646,107
Total Return (PIMCO)	34,745,772	480,534,030
U.S. Global Leaders Growth (Sustainable
Growth)	20,868,161	296,119,204
U.S. High Yield Bond (Wells Capital)	14,630,113	188,728,454
U.S. Multi Sector (GMO)	41,880,826	479,535,463
Value & Restructuring (Excelsior)	14,114,456	190,404,007

		9,138,436,199
JOHN HANCOCK FUNDS III - 4.07%
International Core (GMO)	7,909,761	387,815,574

TOTAL INVESTMENT COMPANIES (Cost $8,491,666,948)		$9,526,251,773

Total Investments (Lifestyle Balanced Portfolio)
(Cost $8,491,666,948) - 99.98%		$9,526,251,773
Other Assets in Excess of Liabilities - 0.02%		1,577,714

TOTAL NET ASSETS - 100.00%		$9,527,829,487

Lifestyle Moderate Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.97%
JOHN HANCOCK FUNDS II - 94.91%
Active Bond (MFC Global U.S./Declaration)	20,721,127	$196,850,709
Blue Chip Growth (T. Rowe Price)	5,810,396	128,642,173
Core Bond (Wells Capital)	3,968,422	49,367,165
Core Equity (Legg Mason)	6,190,853	102,334,798
Equity-Income (T. Rowe Price)	2,503,373	50,117,528
Fundamental Value (Davis)	5,624,751	101,526,763
Global Bond (PIMCO)	9,824,756	149,238,046
Global Real Estate (Deutsche)	4,203,346	49,893,715
High Income (MFC Global U.S.)	6,900,242	73,349,568
High Yield (WAMCO)	14,864,351	147,305,719
International Equity Index (SSgA)	2,090,630	50,112,405
International Opportunities (Marsico)	1,204,633	25,670,722
International Value (Templeton)	3,643,970	74,191,229
Investment Quality Bond (Wellington)	4,238,014	49,330,481
Mid Cap Index (MFC Global U.S.A.)	1,101,256	23,941,298
Real Estate Equity (T. Rowe Price)	2,872,731	32,461,857
Real Return Bond (PIMCO)	7,600,322	99,944,231
Small Company (American Century)	1,395,754	23,727,812
Small Company Growth (AIM)	1,772,216	24,031,248
Small Company Value (T. Rowe Price)	913,581	23,743,969
Spectrum Income (T. Rowe Price)	18,605,018	196,655,041
Strategic Bond (WAMCO)	6,338,338	73,397,959
Strategic Income (MFC Global U.S.)	7,193,415	73,732,508
Total Return (PIMCO)	21,335,174	295,065,458
U.S. High Yield Bond (Wells Capital)	5,685,048	73,337,116
U.S. Multi Sector (GMO)	8,805,830	100,826,754
Value & Restructuring (Excelsior)	3,753,926	50,640,460

		2,339,436,732
JOHN HANCOCK FUNDS III - 5.06%
International Core (GMO)	2,541,988	124,633,682

TOTAL INVESTMENT COMPANIES (Cost $2,275,130,356)		$2,464,070,414

Total Investments (Lifestyle Moderate Portfolio)
(Cost $2,275,130,356) - 99.97%		$2,464,070,414
Other Assets in Excess of Liabilities - 0.03%		667,913

TOTAL NET ASSETS - 100.00%		$2,464,738,327

Lifestyle Conservative Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS II - 97.96%
Active Bond (MFC Global U.S./Declaration)	15,143,511	$143,863,352
Blue Chip Growth (T. Rowe Price)	1,421,928	31,481,493
Core Bond (Wells Capital)	2,290,485	28,493,640
Equity-Income (T. Rowe Price)	1,572,323	31,477,898
Fundamental Value (Davis)	1,744,242	31,483,564
Global Bond (PIMCO)	7,601,785	115,471,116

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Global Real Estate (Deutsche)	3,697,673	$43,891,382
High Income (MFC Global U.S.)	2,695,529	28,653,471
High Yield (WAMCO)	5,836,949	57,844,167
International Value (Templeton)	2,155,749	43,891,052
Investment Quality Bond (Wellington)	6,154,626	71,639,845
Real Estate Equity (T. Rowe Price)	1,651,591	18,662,977
Real Return Bond (PIMCO)	4,353,828	57,252,843
Spectrum Income (T. Rowe Price)	10,872,194	114,919,086
Strategic Bond (WAMCO)	4,956,186	57,392,634
Strategic Income (MFC Global U.S.)	5,612,608	57,529,233
Total Return (PIMCO)	16,665,501	230,483,877
U.S. Government Securities (WAMCO)	11,848,778	158,062,692
U.S. High Yield Bond (Wells Capital)	2,224,098	28,690,867
U.S. Multi Sector (GMO)	2,745,874	31,440,262
Value & Restructuring (Excelsior)	2,333,849	31,483,619

		1,414,109,070
JOHN HANCOCK FUNDS III - 2.04%
International Core (GMO)	600,681	29,451,411

TOTAL INVESTMENT COMPANIES (Cost $1,381,995,081)		$1,443,560,481

Total Investments (Lifestyle Conservative Portfolio)
(Cost $1,381,995,081) - 100.00%		$1,443,560,481
Other Assets in Excess of Liabilities - 0.00%		26,030

TOTAL NET ASSETS - 100.00%		$1,443,586,511

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
3

Notes to the Schedule of Investments (Unaudited)

1. Securities valuation

The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Lifestyle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

In September 2006, Financial Accounting Standards Board (“FASB”) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the potential impact of FAS 157 on the Portfolios’ financial statements.

2. Investments Transactions

At September 30, 2007, the Portfolio’s aggregate security unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive	3,059,216,859	623,849,842	(2,994,661)	620,855,181
Lifestyle Balanced	8,491,666,948	1,060,057,847	(25,473,021)	1,034,584,825
Lifestyle Conservative	1,381,995,081	68,393,275	(6,827,875)	61,565,400
Lifestyle Growth	8,994,608,175	1,420,248,389	(23,128,791)	1,397,119,598
Lifestyle Moderate	2,275,130,356	197,177,016	(8,236,958)	188,940,058

3. Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolios’ investments in affiliated funds during the quarter ended September 30, 2007, is set forth below:

		Beginning
		Share	Shares	Shares	Ending Share	Sale	Ending
Portfolio	Affiliate - Series NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifestyle
Aggressive
John Hancock Funds II
	All Cap Growth	3,270,836	299,102	3,569,938	-	$67,078,175	-
	All Cap Value	3,577,206	511,003	17,725	4,070,484	307,212	$73,228,002
	Blue Chip Growth	7,503,645	1,104,187	225,564	8,382,268	4,604,364	185,583,410
	Capital Appreciation	11,312,854	5,388,153	426,726	16,274,281	4,536,346	185,852,284
	Core Equity	5,417,429	3,482,609	87,627	8,812,411	1,496,759	145,669,161
	Emerging Growth	3,498,404	775,187	370,057	3,903,534	6,562,483	72,878,973
	Emerging Markets Value	-	9,793,189	187,830	9,605,359	2,250,951	113,631,398
	Equity-Income	3,077,127	523,737	27,112	3,573,752	546,122	71,546,521
	Fundamental Value	6,800,039	1,350,427	96,273	8,054,193	1,708,235	145,378,178
	International Equity Index	7,068,530	784,806	1,624,787	6,228,549	36,195,135	149,298,313
	International Opportunities	6,454,539	1,022,762	302,218	7,175,083	6,026,697	152,901,014
	International Small Cap	4,172,362	415,196	907,634	3,679,924	22,023,601	92,071,690
	International Small Company	8,272,786	905,604	1,407,494	7,770,896	16,727,827	91,618,867
	International Value	10,849,920	2,173,321	320,881	12,702,360	6,430,957	258,620,052
	Large Cap	3,702,322	668,428	43,795	4,326,955	731,142	71,351,480
	Large Cap Value	1,149,067	180,709	6,652	1,323,124	180,747	35,658,184
	Mid Cap Index	5,859,816	746,064	1,606,741	4,999,139	34,426,141	108,681,289
	Mid Cap Intersection	-	14,925,160	91,543	14,833,617	942,000	145,814,455
	Mid Cap Stock	3,447,720	377,004	120,322	3,704,402	2,258,480	75,384,578
	Mid Cap Value	2,879,077	514,397	45,424	3,348,050	989,672	71,748,719
	Mid Cap Value Equity	2,770,613	300,006	64,323	3,006,296	756,423	35,684,729
	Natural Resources	4,060,960	1,714,482	2,552,918	3,222,524	103,983,001	152,876,557

		Beginning
		Share	Shares	Shares	Ending Share	Sale	Ending
Portfolio	Affiliate - Series NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

	Quantitative Mid Cap	3,782,103	364,535	4,146,638	-	67,572,592	-
	Quantitative Value	5,018,113	973,115	24,679	5,966,549	449,890	108,233,202
	Small Cap	5,605,832	1,052,152	2,220,392	4,437,592	35,605,051	73,486,520
	Small Cap Index	3,428,771	777,799	62,293	4,144,277	1,115,308	71,778,873
	Small Cap Intrinsic Value	-	4,676,112	43,130	4,632,982	709,026	73,664,415
	Small Company	3,437,117	820,777	51,016	4,206,878	925,246	71,516,927
	Small Company Value	3,452,364	760,152	69,648	4,142,868	1,888,997	107,673,145
	Special Value	2,662,953	844,034	3,506,987	-	67,342,724	-
	U.S. Global Leaders Growth	2,133,558	3,203,326	156,755	5,180,129	2,102,110	73,506,027
	U.S. Multi Sector	21,083,701	4,242,594	3,126,509	22,199,786	35,855,671	254,187,545
	Value & Restructuring	2,401,870	296,408	34,308	2,663,970	469,733	35,936,956
	Vista	5,015,555	280,434	374,949	4,921,040	5,262,702	75,980,851

	John Hancock Funds III
	International Core	5,433,055	922,008	264,308	6,090,755	$12,266,601	$298,629,725

Lifestyle Balanced
	John Hancock Funds II
	Active Bond	16,605,822	4,192,482	663,318	20,134,986	$6,343,118	$191,282,366
	All Cap Core	14,868,844	2,024,123	304,667	16,588,300	3,497,091	189,438,387
	Blue Chip Growth	32,948,123	4,604,284	2,164,619	35,387,788	45,868,838	783,485,637
	Core Bond	12,647,626	3,351,278	527,220	15,471,684	6,571,796	192,467,744
	Core Equity	14,852,940	3,252,712	695,838	17,409,814	11,814,685	287,784,220
	Emerging Markets Value	-	16,424,132	116,642	16,307,490	1,315,961	192,917,610
	Equity-Income	12,697,050	1,937,167	342,174	14,292,043	6,929,985	286,126,699
	Fundamental Value	14,020,910	2,279,528	352,947	15,947,491	6,435,261	287,852,221
	Global Bond	16,420,225	3,865,442	1,013,702	19,271,965	14,909,252	292,741,146
	Global Real Estate	20,306,129	5,415,173	1,327,794	24,393,508	16,421,720	289,550,936
	High Income	14,537,749	3,303,843	325,223	17,516,369	3,626,656	186,198,998
	High Yield	70,011,150	18,155,928	1,996,388	86,170,690	20,782,050	853,951,539

		Beginning
		Share	Shares	Shares	Ending Share	Sale	Ending
Portfolio	Affiliate - Series NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

	International Opportunities	8,870,406	976,552	561,405	9,285,553	11,109,739	197,875,136
	International Small Cap	7,640,715	532,551	2,501,356	5,671,910	61,073,602	141,911,183
	International Value	16,997,036	2,548,636	3,134,164	16,411,508	63,458,334	334,138,302
	Large Cap	5,076,459	6,426,005	41,472	11,460,992	669,732	188,991,759
	Large Cap Value	9,537,510	1,463,095	345,105	10,655,500	9,477,351	287,165,735
	Mid Cap Index	-	4,381,021	172,763	4,208,258	3,859,291	91,487,527
	Mid Cap Stock	4,706,912	468,229	420,678	4,754,463	7,958,983	96,753,327
	Natural Resources	8,902,585	1,872,706	4,588,233	6,187,058	188,042,444	293,514,023
	Quantitative Value	9,216,897	1,431,235	217,532	10,430,600	4,012,435	189,211,086
	Real Estate Equity	12,408,223	1,120,357	2,416,592	11,111,988	31,012,283	125,565,467
	Real Return Bond	30,614,083	8,259,959	2,296,020	36,578,022	30,031,479	481,000,990
	Small Cap	5,093,666	480,282	5,573,948	-	89,337,555	-
	Small Cap Opportunities	3,133,126	54,984	3,188,110	-	80,901,467	-
	Small Company Growth	-	6,925,795	127,678	6,798,117	1,738,508	92,182,470
	Small Company Value	3,136,953	482,855	128,495	3,491,313	3,508,244	90,739,217
	Spectrum Income	37,945,236	7,867,304	722,962	45,089,578	7,636,554	476,596,838
	Strategic Bond	13,242,802	3,552,218	340,929	16,454,091	4,052,185	190,538,371
	Strategic Income	15,822,235	3,276,286	401,340	18,697,181	4,035,283	191,646,107
	Total Return	29,064,377	7,442,102	1,760,707	34,745,772	24,150,120	480,534,030
	U.S. Global Leaders Growth	17,596,078	3,452,449	180,366	20,868,161	2,460,748	296,119,204
	U.S. High Yield Bond	11,969,638	2,981,124	320,649	14,630,113	4,292,757	188,728,454
	U.S. Multi Sector	43,487,197	6,859,135	8,465,506	41,880,826	97,399,085	479,535,463
	Value & Restructuring	13,264,569	1,878,291	1,028,404	14,114,456	14,029,639	190,404,007

	John Hancock Funds III
	International Core	7,447,711	877,550	415,500	7,909,761	$19,628,095	$387,815,574

		Beginning
		Share	Shares	Shares	Ending Share	Sale	Ending
Portfolio	Affiliate - Series NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifestyle Conservative
	John Hancock Funds II
	Active Bond	12,897,935	2,732,343	486,767	15,143,511	$4,634,091	$143,863,352
	Blue Chip Growth	1,288,395	417,047	283,514	1,421,928	5,945,571	31,481,493
	Core Bond	1,965,128	368,629	43,272	2,290,485	538,497	28,493,640
	Equity-Income	1,324,744	443,280	195,701	1,572,323	3,942,121	31,477,898
	Fundamental Value	1,462,801	515,786	234,345	1,744,242	4,204,054	31,483,564
	Global Bond	6,776,603	1,403,444	578,262	7,601,785	8,460,193	115,471,116
	Global Real Estate	3,127,336	1,440,351	870,014	3,697,673	10,500,635	43,891,382
	High Income	2,254,461	544,576	103,508	2,695,529	1,150,218	28,653,471
	High Yield	4,804,984	1,128,510	96,545	5,836,949	993,928	57,844,167
	International Value	1,965,622	658,175	468,048	2,155,749	9,270,455	43,891,052
	Investment Quality Bond	5,235,146	1,057,277	137,797	6,154,626	1,611,531	71,639,845
	Real Estate Equity	1,904,003	151,720	404,132	1,651,591	5,083,900	18,662,977
	Real Return Bond	3,778,896	801,222	226,290	4,353,828	2,956,132	57,252,843
	Spectrum Income	12,908,984	1,849,537	3,886,327	10,872,194	41,403,005	114,919,086
	Strategic Bond	2,057,537	2,939,195	40,546	4,956,186	477,011	57,392,634
	Strategic Income	3,687,173	1,995,849	70,414	5,612,608	707,461	57,529,233
	Total Return	14,378,775	3,188,673	901,947	16,665,501	12,289,747	230,483,877
	U.S. Government Securities	9,973,410	2,339,383	464,015	11,848,778	6,221,073	158,062,692
	U.S. High Yield Bond	1,856,216	396,625	28,743	2,224,098	382,641	28,690,867
	U.S. Multi Sector	2,263,774	803,327	321,227	2,745,874	3,724,060	31,440,262
	Value & Restructuring	2,068,110	871,297	605,558	2,333,849	8,035,304	31,483,619

	John Hancock Funds III
	International Core	574,108	158,668	132,095	600,681	$6,152,412	$29,451,411

		Beginning
		Share	Shares	Shares	Ending Share	Sale	Ending
Portfolio	Affiliate - Series NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifestyle Growth
	John Hancock Funds II
	All Cap Core	15,849,195	11,152,924	89,457	26,912,662	$1,022,093	$307,342,604
	All Cap Growth	4,776,494	475,077	104,960	5,146,611	2,051,125	104,115,941
	All Cap Value	10,471,873	767,064	11,238,937	-	191,511,129	-
	Blue Chip Growth	17,558,955	1,974,075	475,264	19,057,766	9,947,384	421,938,928
	Capital Appreciation	33,085,055	4,527,998	374,831	37,238,222	4,050,118	425,260,498
	Core Equity	15,842,368	3,548,204	690,723	18,699,849	11,712,664	309,108,512
	Emerging Markets Value	-	17,917,293	55,793	17,861,500	628,216	211,301,541
	Equity-Income	13,528,131	2,042,748	208,295	15,362,584	4,207,764	307,558,938
	Fundamental Value	19,902,134	3,264,813	242,310	22,924,637	4,402,239	413,789,692
	Global Bond	11,705,521	3,223,885	697,931	14,231,475	10,128,068	216,176,104
	Global Real Estate	7,231,690	1,726,894	306,003	8,652,581	3,829,877	102,706,136
	High Income	7,745,928	1,871,862	203,543	9,414,247	2,270,528	100,073,451
	High Yield	41,471,626	12,400,884	1,577,982	52,294,528	16,434,885	518,238,775
	International Equity Index	8,264,997	765,711	298,852	8,731,856	6,842,669	209,302,591
	International Opportunities	18,834,129	2,650,079	1,267,313	20,216,895	25,358,846	430,822,039
	International Small Cap	8,123,514	632,001	2,545,194	6,210,321	62,244,116	155,382,240
	International Small Company	16,106,293	1,486,078	4,468,251	13,124,120	53,274,717	154,733,373
	International Value	18,105,422	3,012,652	638,390	20,479,684	13,014,487	416,966,371
	Large Cap	5,418,073	687,540	42,109	6,063,504	706,387	99,987,179
	Large Cap Value	3,375,795	377,322	38,849	3,714,268	1,064,161	100,099,534
	Mid Cap Index	21,415,982	1,319,515	13,369,206	9,366,291	286,939,915	203,623,163
	Mid Cap Intersection	-	21,001,514	247,828	20,753,686	2,583,439	204,008,735
	Mid Cap Stock	5,030,627	5,788,155	440,007	10,378,775	8,418,617	211,208,080
	Mid Cap Value	-	4,699,291	40,713	4,658,578	921,479	99,833,321
	Mid Cap Value Equity	8,106,565	624,237	305,505	8,425,297	3,645,404	100,008,273
	Natural Resources	9,483,524	1,325,088	3,917,326	6,891,286	161,689,041	326,922,594
	Quantitative Value	14,685,722	8,201,056	214,504	22,672,274	3,952,386	411,275,054
	Real Estate Equity	6,841,689	359,156	1,183	7,199,662	14,391	81,356,177

		Beginning
		Share	Shares	Shares	Ending Share	Sale	Ending
Portfolio	Affiliate - Series NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

	Real Return Bond	19,609,601	6,148,983	1,641,402	24,117,182	21,524,911	317,140,937
	Small Cap	5,446,349	989,880	270,610	6,165,619	4,422,614	102,102,647
	Small Cap Index	5,004,947	470,906	5,475,853	-	97,360,408	-
	Small Cap Intrinsic Value	-	6,553,773	135,997	6,417,776	2,232,270	102,042,636
	Small Cap Opportunities	6,599,007	2,000,912	151,603	8,448,316	3,887,766	204,956,138
	Small Company Growth	7,023,448	716,248	319,790	7,419,906	4,310,881	100,613,919
	Small Company Value	3,354,031	539,841	77,407	3,816,465	2,110,247	99,189,914
	Special Value	3,882,069	1,071,921	4,953,990	-	94,958,382	-
	Spectrum Income	16,190,977	4,042,804	523,026	19,710,755	5,528,488	208,342,686
	Strategic Bond	7,068,956	2,113,305	205,327	8,976,934	2,448,518	103,952,892
	Strategic Income	8,445,849	2,013,997	261,243	10,198,603	2,628,319	104,535,682
	Total Return	24,828,685	7,660,069	2,267,794	30,220,960	31,044,056	417,955,877
	U.S. Global Leaders Growth	18,812,145	3,712,575	36,418	22,488,302	495,653	319,109,011
	U.S. High Yield Bond	6,382,353	1,825,184	233,639	7,973,898	3,130,835	102,863,288
	U.S. Multi Sector	54,008,568	9,610,520	367,979	63,251,109	4,270,115	724,225,201
	Value & Restructuring	7,053,772	724,142	323,407	7,454,507	4,418,490	100,561,295
	Vista	7,320,314	355,089	787,564	6,887,839	10,956,823	106,348,230

	John Hancock Funds III
	International Core	11,887,939	1,590,118	533,991	12,944,066	$25,002,266	$634,647,576

Lifestyle Moderate
	John Hancock Funds II
	Active Bond	17,583,695	3,767,926	630,494	20,721,127	$6,026,350	$196,850,709
	Blue Chip Growth	5,442,693	1,287,546	919,843	5,810,396	19,169,352	128,642,173
	Core Bond	3,320,383	731,974	83,935	3,968,422	1,043,715	49,367,165
	Core Equity	5,240,971	1,429,688	479,806	6,190,853	8,123,360	102,334,798
	Equity-Income	2,242,612	423,912	163,151	2,503,373	3,298,711	50,117,528
	Fundamental Value	4,963,142	1,056,233	394,624	5,624,751	7,122,340	101,526,763
	Global Bond	8,654,339	1,787,037	616,620	9,824,756	9,030,262	149,238,046

		Beginning
		Share	Shares	Shares	Ending Share	Sale	Ending
Portfolio	Affiliate - Series NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

	Global Real Estate	3,602,901	946,683	346,238	4,203,346	4,281,168	49,893,715
	High Income	5,791,943	1,216,307	108,008	6,900,242	1,200,109	73,349,568
	High Yield	12,281,718	2,752,657	170,024	14,864,351	1,763,365	147,305,719
	International Equity Index	2,063,921	259,987	233,278	2,090,630	5,231,960	50,112,405
	International Opportunities	1,192,804	150,147	138,318	1,204,633	2,645,090	25,670,722
	International Value	3,381,283	630,709	368,022	3,643,970	7,326,569	74,191,229
	Investment Quality Bond	3,538,219	776,095	76,300	4,238,014	890,985	49,330,481
	Mid Cap Index	-	1,103,973	2,717	1,101,256	59,454	23,941,298
	Real Estate Equity	3,295,309	238,932	661,510	2,872,731	8,485,327	32,461,857
	Real Return Bond	6,419,772	1,495,073	314,523	7,600,322	4,109,653	99,944,231
	Small Cap	1,344,381	140,563	1,484,944	-	23,783,169	-
	Small Company	2,488,367	312,539	1,405,152	1,395,754	25,832,528	23,727,812
	Small Company Growth	-	1,833,945	61,729	1,772,216	842,497	24,031,248
	Small Company Value	828,023	146,420	60,862	913,581	1,658,610	23,743,969
	Spectrum Income	15,983,974	2,849,790	228,746	18,605,018	2,414,532	196,655,041
	Strategic Bond	3,481,687	2,931,336	74,685	6,338,338	881,370	73,397,959
	Strategic Income	4,159,023	3,141,462	107,070	7,193,415	1,076,325	73,732,508
	Total Return	18,391,053	4,262,588	1,318,467	21,335,174	18,015,152	295,065,458
	U.S. Government Securities	3,063,092	273,024	3,336,116	-	45,405,320	-
	U.S. High Yield Bond	4,735,805	1,023,170	73,927	5,685,048	988,861	73,337,116
	U.S. Multi Sector	7,662,582	1,633,237	489,989	8,805,830	5,699,188	100,826,754
	Value & Restructuring	3,507,182	736,359	489,615	3,753,926	6,622,333	50,640,460

	John Hancock Funds III
	International Core	2,460,741	373,263	292,016	2,541,988	$13,750,261	$124,633,682

For more information

Trustees
Charles L. Ladner, *Chairman**
Charles L. Bardelis*
James R. Boyle †
Peter S. Burgess*
Elizabeth G. Cook
William H. Cunningham
Hassell H. McClellan
James M. Oates

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q3 9/07
11/07

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.